Cover Page	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Information [Line Items]
Entity File Number	001-09057
Entity Registrant Name	WEC ENERGY GROUP, INC.
Entity Tax Identification Number	39-1391525
Entity Incorporation, State or Country Code	WI
Entity Address, Address Line One	231 West Michigan Street
Entity Address, Address Line Two	P.O. Box 1331
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53201
City Area Code	414
Local Phone Number	221-2345
Title of 12(b) Security	Common Stock, $.01 Par Value
Trading Symbol	WEC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000783325
Wisconsin Electric Power Company
Entity Information [Line Items]
Entity File Number	001-01245
Entity Registrant Name	WISCONSIN ELECTRIC POWER COMPANY
Entity Tax Identification Number	39-0476280
Entity Incorporation, State or Country Code	WI
Entity Address, Address Line One	231 West Michigan Street
Entity Address, Address Line Two	P.O. Box 2046
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53201
City Area Code	414
Local Phone Number	221-2345
Entity Central Index Key	0000107815
Wisconsin Public Service Corporation
Entity Information [Line Items]
Entity File Number	001-03016
Entity Registrant Name	WISCONSIN PUBLIC SERVICE CORPORATION
Entity Tax Identification Number	39-0715160
Entity Incorporation, State or Country Code	WI
Entity Address, Address Line One	2830 South Ashland Avenue
Entity Address, Address Line Two	P.O. Box 19001
Entity Address, City or Town	Green Bay
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54307-9001
City Area Code	800
Local Phone Number	450-7260
Entity Central Index Key	0000107833